Mineral Property, Plant and Equipment (Net Value Carrying Values) (Details) $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	$ 3,101.3	$ 2,933.4
Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	888.7	750.9
Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	1,909.0	1,824.4
Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	16.9	104.9
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	286.7	253.2
Operating segments [member] | Young-Davidson [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	1,507.5	1,467.2
Operating segments [member] | Young-Davidson [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	684.7	555.3
Operating segments [member] | Young-Davidson [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	822.8	807.0
Operating segments [member] | Young-Davidson [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	104.9
Operating segments [member] | Young-Davidson [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Island Gold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	912.0	824.3
Operating segments [member] | Island Gold [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	88.4	77.3
Operating segments [member] | Island Gold [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	818.7	747.0
Operating segments [member] | Island Gold [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	4.9	0.0
Operating segments [member] | Island Gold [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Mulatos [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	246.5	245.8
Operating segments [member] | Mulatos [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	107.8	109.7
Operating segments [member] | Mulatos [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	126.7	136.1
Operating segments [member] | Mulatos [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	12.0	0.0
Operating segments [member] | Mulatos [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Kirazli Segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	141.1		$ 134,600,000
Operating segments [member] | Kirazli Segment [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.3		300,000
Operating segments [member] | Kirazli Segment [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	140.8		$ 134,300,000
Operating segments [member] | Kirazli Segment [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0
Operating segments [member] | Kirazli Segment [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0
Corporate and other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	294.2	261.5
Corporate and other [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	7.5	8.3
Corporate and other [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Corporate and other [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Corporate and other [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	$ 286.7	$ 253.2